UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ___________________

Date of Report (Date of earliest event reported) _____________________________
Commission File Number of securitizer: ____________________________
Central Index Key Number of securitizer: ___________________________

_______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Commission File Number of securitizer:  025-01202

Central Index Key Number of securitizer:  0001457438

Conn’s Receivables Funding 2018-A, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not Applicable
Central Index Key Number of underwriter (if applicable): Not Applicable

Mark L. Prior
VP, General Counsel and Secretary
2445 Technology Forest Boulevard
The Woodlands, Texas 77381
(936) 207-2228

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 2, 2018, of Ernst & Young, LLP, obtained by the Sponsor.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CONN APPLIANCES, INC.

(Securitizer)

By: /s/ Lee A. Wright

Name: Lee A. Wright

Title: Executive Vice President and Chief Financial Officer

Date: August 2, 2018